Commitments and Contingencies (Minimum Future Payments) (Details) - Operating Leases Propane Storage And Transporation And Terminalling Agreements [Member] $ in Millions	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
2016	$ 68
2017	74
2018	60
2019	59
2020	59
2021 and thereafter	299
Total	$ 619